Variable Interest Entities (VIEs) (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 849	$ 1,115
Total assets	7,291	9,279
Long-term interest bearing debt	6,755
Other liabilities	397	450
Short-term amounts due to related parties	11	19
Long-term debt due to related parties	238	239
Total debt principal	6,755	6,759
Book value of units in the Company's consolidated financial statements	507	784
Variable Interest Entity
Variable Interest Entity [Line Items]
Cash and cash equivalents	15	22
Investment in finance lease	948	972
Total assets	963	994
Short-term interest bearing debt	48	48
Long-term interest bearing debt	531	550
Other liabilities	4	5
Short-term amounts due to related parties	4	12
Long-term debt due to related parties	238	239
Total liabilities of the VIEs	825	854
Equity of the VIEs	138	140
Total debt principal	598	621
Debt discount	19	23
Long-term debt due to related parties, principal	314	314
Long-term debt due to related parties, unamortized discount	68	$ 75
Derivative asset	$ 8